Document and Entity Information	Total
Risk/Return:
Registrant Name	VOLUMETRIC FUND INC
Registrant CIK	0000792394
SEC Form	497
Period end date	May 17, 2021
Investment Company Type	N-1A
Document Creation Date	May 17, 2021
Document Effective Date	May 17, 2021
Prospectus Date	May 17, 2021
Amendment Flag	false